ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The accounts payable and accrued expenses at March 31, 2012 and June 30, 2011 consist of the following:

	March 31, 2012	June 30, 2011
Accounts payable & Accrued Expenses	$1,388,617	$1,386,164
Accrued salaries and payroll taxes	460,482	429,544
Accrued interest	2,735,500	2,165,264
Accrued legal fees	396,294	396,294
Accrued consulting fees	173,870	173,870
Total	$5,154,764	$4,451,136